Balances and Transactions with Related Parties and Affiliated Companies - Schedule of Balances and Transactions with Related Parties and Affiliated Companies (Detail) - MXN ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Assets (current included in accounts receivable)
Other receivables		$ 1,181	$ 1,108
Current and non-current receivables		3,455	2,531
Liabilities (current included in suppliers and other liabilities and loans)
Other payables	[1]	1,455	820
Trade payable		7,851	7,530
FEMSA and subsidiaries [member]
Assets (current included in accounts receivable)
Due from related party	[2],[3]	2,039	783
Liabilities (current included in suppliers and other liabilities and loans)
Due to related party	[1],[2]	854	1,371
The Coca-Cola Company [member]
Assets (current included in accounts receivable)
Due from related party	[3]	802	1,173
Liabilities (current included in suppliers and other liabilities and loans)
Due to related party	[1]	4,417	3,893
Heineken group [member]
Assets (current included in accounts receivable)
Due from related party	[3]	353	243
Liabilities (current included in suppliers and other liabilities and loans)
Due to related party	[1]	1,125	1,446
Other Related Parties [Member]
Assets (current included in accounts receivable)
Due from related party		614	575
Other receivables	[3]	$ 261	$ 332

[1]	Recorded within accounts payable and suppliers
[2]	Parent
[3]	Presented within accounts receivable.